Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 4 - USD ($)								6 Months Ended	12 Months Ended
	Oct. 26, 2023	Sep. 06, 2023	Jul. 17, 2023	Sep. 30, 2022	Jan. 01, 2022	Jan. 30, 2019	Nov. 13, 2018	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Oct. 24, 2023	Aug. 04, 2023	Apr. 12, 2023	Jul. 01, 2021	Sep. 30, 2018
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 4 [Line Items]
Convertible promissory note, issued							$ 90,000							$ 15,000
Vendor settlement						$ 1,666,667	$ 161,700
Common stock percentage							50.00%
Interest expense				$ 44,845						$ 10,783
Redemption Premium									$ 90,000	90,000
Total accrued interest									46,961	36,614
Promissory note principal amount	$ 90,400			150,000				$ 224,000	$ 224,000	150,000
Bear interest percentage		10.00%			10.00%
Conversion price percentage		65.00%						50.00%	50.00%
Outstanding shares of common stock percentage		4.99%						4.99%	4.99%
Debt premium		$ 26,385
Principal balance			$ 90,400	$ 224,000					$ 183,259	$ 224,000	$ 3,400	$ 183,259	$ 8,676,957		$ 4,788,642
Diagonal Lending LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 4 [Line Items]
Interest expense	$ 12,565		12,565						$ 12,565
Promissory note principal amount			$ 90,400
Debt issuance cost		5,000
Convertible Promissory Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 4 [Line Items]
Interest expense							$ 90,000
Convertible Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 4 [Line Items]
Interest rate							5.00%
Maturity date							Jun. 30, 2019
Promissory Note [Member] | Diagonal Lending LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 4 [Line Items]
Promissory note principal amount		49,000
Maximum [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 4 [Line Items]
Principal balance		49,000						$ 818
Minimum [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 4 [Line Items]
Principal balance		$ 322						$ 15,000